BUSINESS COMBINATION (Details) - USD ($)		12 Months Ended
	Oct. 12, 2017	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,521,000
Goodwill		$ 308,509,397	$ 313,588,803
Goodwill, Foreign Currency Translation Loss		5,079,406	$ 15,775,206
Business Combination Sale of Revenue		44,700,000
Business Combination Net Income Loss		16,400,000
Biomaterial products [Member]
Goodwill		182,000,000
Biopharmaceutical products [Member]
Goodwill		147,000,000
TianXinFu
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				20.00%
In-process research and development assets [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		1,254,937
Customer relationship [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		54,956,664
Technical know-how [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 7,514,256
Maximum [Member] | Customer relationship [Member]
Finite-Lived Intangible Asset, Useful Life		7 years
Maximum [Member] | Technical know-how [Member]
Finite-Lived Intangible Asset, Useful Life		12 years
Minimum [Member] | Technical know-how [Member]
Finite-Lived Intangible Asset, Useful Life		3 years
PW Medtech Group Limited [Member]
Business Acquisition, Percentage of Voting Interests Acquired	80.00%
Cost Method Investments	80.00%